Intangible Assets and Goodwill (Tables)	12 Months Ended
Apr. 28, 2012
Amortizable Intangible Assets and Unamortizable Intangible Assets

		As of April 30, 2011
Amortizable intangible assets	Useful Life	Gross Carrying Amount	Accumulated Amortization	Total
Customer relationships	5-25	$257,410	$(17,962)	$239,448
Author contracts	10	18,461	(15,204)	3,257
Technology	5-10	5,850	(1,624)	4,226
Distribution contracts	10	8,325	(4,304)	4,021
Other	3-10	4,639	(3,924)	715

		$294,685	$(43,018)	$251,667

Unamortizable intangible assets
Trade name				$293,400
Copyrights				175
Publishing contracts				21,336

				$314,911

		As of April 28, 2012
Amortizable intangible assets	Useful Life	Gross Carrying Amount	Accumulated Amortization	Total
Customer relationships	5-25	$271,938	$(32,398)	$239,540
Author contracts	10	18,461	(17,049)	1,412
Technology	5-10	5,850	(2,427)	3,423
Distribution contracts	10	8,325	(4,932)	3,393
Other	3-10	6,178	(4,628)	1,550

		$310,751	$(61,433)	$249,318

Unamortizable intangible assets
Trade name				$293,400
Publishing contracts				21,336

				$314,736

All amortizable intangible assets are being amortized over their useful life on a straight-line basis, with the exception of certain items such as customer relationships and other acquired intangibles, which are amortized on an accelerated basis.

Aggregate Amortization Expense

Aggregate Amortization Expense:
For the 52 weeks ended April 28, 2012	$18,415
For the 52 weeks ended April 30, 2011	$14,512
For the 52 weeks ended May 1, 2010	$11,350

Estimated Amortization Expense

Estimated Amortization Expense:
(12 months ending on or about April 30)
2013	$19,464
2014	$17,213
2015	$13,277
2016	$11,241
2017	$10,875

Changes in Carrying Amount of Goodwill by Segment

The changes in the carrying amount of goodwill by segment for fiscal 2012 are as follows:

	B&N Retail Segment	B&N College Segment	B&N.com Segment	NOOK Segment	Total Company
Balance as of May 1, 2010	$254,471	274,070	—	—	$528,541
Benefit of excess tax amortization (a)	—	—	(4,428)	—	(4,428)
Re-allocation of Goodwill (b)	(29,135)	—	29,135	—	—

Balance as of April 30, 2011	$225,336	274,070	24,707	—	$524,113
Benefit of excess tax amortization (a)	—	—	(4,428)	—	(4,428)
Re-allocation of Goodwill (c)	—	—	(20,279)	20,279	—

Balance as of April 28, 2012	$225,336	274,070	—	20,279	$519,685

(a)	The tax basis of goodwill arising from an acquisition during the 52 weeks ended January 29, 2005 exceeded the related basis for financial reporting purposes by approximately $96,576. In accordance with ASC 740-10-30, Accounting for Income Taxes, the Company is recognizing the tax benefits of amortizing such excess as a reduction of goodwill as it is realized on the Company’s income tax return.
(b)	Due to the increased focus on the internet and digital businesses, the Company performed an evaluation on the effect of its impact on the identification of operating segments. The assessment considered the way the business is managed (focusing on the financial information distributed) and the manner in which the chief operating decision maker interacts with other members of management. As a result of this assessment, the Company determined that it has three operating segments: B&N Retail, B&N College and B&N.com. As a result of this evaluation, $29,135 of goodwill was re-allocated between B&N Retail and B&N.com segments.
(c)	Prior to April 28, 2012, the Company reported an operating segment titled B&N.com, which included both its NOOK digital business and eCommerce operations. Due to the increased focus on the digital business and the Company’s recently developed ability to review the digital business separate from its eCommerce business, the Company performed an evaluation on the effect of its impact on the identification of operating segments. The assessment considered the way the business is managed (focusing on the financial information distributed) and the manner in which the chief operating decision maker interacts with other members of management. As a result of this assessment, during the fourth quarter of fiscal 2012, the Company created a new segment titled NOOK to report upon its digital business, moving the eCommerce business into the B&N Retail segment. The Company’s three operating segments are: B&N Retail, B&N College and NOOK. As a result of this evaluation, $20,279 of goodwill was re-allocated between B&N.com and NOOK segments.